Revenues (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 5,400,000	$ 1,800,000	$ 14,800,000	$ 3,600,000	$ 7,400,000	$ 9,400,000
2024			27.00%		45.00%
2025			73.00%		55.00%
Deferred Revenue Recognized			$ 7,700,000
Deferred revenue recognized					$ 9,000,000.0
Deferred revenue service	3,791,970		3,791,970		4,008,654	4,168,016
Revenue
Short term deferred revenue	3,791,970		3,791,970		4,008,654	4,168,016
Net revenues	1,000,000	$ 960,000	2,200,000	$ 2,100,000
Deferred revenue carry forward	8,970,780		8,970,780		8,973,447	9,888,275
Long term deferred revenue	3,878,997		3,878,997		4,962,126	4,805,431
Deferred revenue recognized	$ 1,000,090		$ 2,166,588
Deferred revenue service					$ 4,900,000	$ 5,200,000.0